Shareholder Report, Average Annual Return (Details) LMA5200_Franklin S-P 500 Index Fund_Class D_TSR Annual {Class D}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class D
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
Average Annual Return, Percent	17.21%	16.12%	14.92%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%